UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

100 Queens Road Charlotte, NC 28204

(Address of principal executive offices)(Zip code)

100 Queens Road Charlotte, NC 28204

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

August 31,2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	August 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 70.63%

Agricultural Products-Livestock & Animal Specialties - 2.08%
63,600	Sadia S.A. (Brazil) ADR	$ 559,680

Aircraft Part & Auxiliary Equipment - 1.61%
24,000	Ducommun, Inc.	433,440

Application Software - 2.06%
88,300	Epicor Software Corp. *	556,290

Auto Parts & Equipment - 2.21%
28,396	ATC Technology Corp. *	594,044

Computer Peripheral Equipment - 1.88%
3,900	Rimage Corp. *	62,790
13,100	Avocent Corp. *	213,792
26,900	Imation Corp. *	231,340
		507,922
Construction & Farm Machinery - 1.33%
10,626	Oshkosh Truck Corp. *	357,034

Crude Petroleum & Natural Gas - 0.33%
18,900	Vaalco Energy, Inc. *	89,208

Electric & Other Services Combined - 0.15%
3,300	Florida Public Utilities Co.	41,580

Electric Utilites - 1.49%
11,350	MGE Energy, Inc.	402,131

Electronic Equipment & Instruments - 0.06%
2,799	PAR Technology Corp. *	17,018

Fats & Oils - 1.79%
68,800	Darling International, Inc. *	482,288

Financial-Asset Management & Custody Banks - 0.95%
9,000	Eaton Vance	257,130

Fire, Marine & Casulty Insurance - 1.19%
15,700	Hilltop Holdings, Inc. *	192,796
4,700	Zenith National Insurance	126,712
		319,508
Food Retail - 2.29%
2,317	Arden Group, Inc. Class-A	273,406
11,948	Village Super Market, Inc. Class-A	342,310
		615,716
Footwear - 0.98%
27,400	K-Swiss, Inc. Class-A *	264,136

Gas Utilities - 2.41%
12,900	Piedmont Natural Gas Co., Inc.	309,858
13,300	UGI Corp.	339,283
		649,141
Health Care Distributors & Services - 1.56%
9,520	Owens & Minor, Inc.	421,260

Health Care Supplies - 1.22%
2,402	Atrion Corp.	329,074

Industrial Machinery - 2.72%
14,700	Graco, Inc.	369,117
21,800	Hurco Co., Inc. *	363,406
		732,523
Information Technology, Electronic Manufacturing Services - 3.42%
13,600	Park Electrochemical Corp.	292,944
62,000	TTM Technologies, Inc. *	627,440
		920,384
Insurance Brokers - 0.57%
10,000	American Safety Insurance Holdings Ltd. *	153,400

Investment Advise - 0.68%
14,500	Janus Capital Group, Inc. *	184,440

Mining & Quarrying of Nonmetallic Minerals - 0.90%
53,500	Usec, Inc. *	243,425

Multi-Line Insurance - 1.56%
34,300	Horace Mann Educators Corp.	420,175

Natural Gas Distribution - 1.16%
8,520	New Jersey Resources Corp.	313,110

Networking Equipment - 0.95%
15,200	Bel Fuse, Inc. Class-B	256,880

Office Services & Supplies - 1.59%
9,371	United Stationers, Inc. *	428,161

Oil & Gas Exploration & Production - 0.91%
3,000	Encore Acquisition Co. *	113,070
5,000	St. Mary Land & Exploration Co. *	131,500
		244,570
Packaged Foods - 1.11%
7,174	Sanderson Farms, Inc.	298,223

Periodicals: Publishing or Publishing & Printing - 0.10%
1,000	Meredith Corp.	27,680

Personal Products - 1.59%
30,875	CCA Industries, Inc.	123,500
31,700	Inter Parfums, Inc.	305,905
		429,405
Primary Smelting & Refining of Nonferrous Metals - 1.08%
26,000	Horsehead Holding Corp. *	291,200

Property & Casualty Insurance - 1.86%
13,450	CNA Surety Corp. *	213,586
5,500	Proassurance Corp. *	288,750
		502,336
Publishing & Printing - 2.40%
26,500	Scholastic Corp.	645,540

Pumps & Pumping Equipment - 1.21%
14,000	Robbins & Myers, Inc.	325,080

Reinsurance - 1.68%
6,000	Endurance Specialty Holdings, Ltd.	206,820
6,800	Platinum Underwriters Holdings Ltd.	246,500
		453,320
Research & Consulting - 0.41%
4,900	School Specialty, Inc. *	111,671

Retail-Radio, TV & Consumer Electronics Stores - 1.88%
33,500	Radioshack Corp. *	506,855

Semi-Conductors & Related Devices - 1.01%
34,900	Micrel, Inc.	271,173

Services-Advertising - 1.48%
25,400	Valassis Communications, Inc. *	398,780

Services-Computer Processing & Data Preparation - 0.87%
22,300	Acxiom Corp. *	203,376
2,000	CSG Systems International, Inc. *	30,140
		233,516
Services-Prepackaged Software - 2.89%
4,900	Double-Take Software, Inc. *	43,022
13,100	Progress Software Corp. *	291,868
50,000	Tibco Software, Inc. *	443,500
		778,390
Specialized Consumer Services - 1.35%
15,200	Plantronics, Inc.	363,128

Specialty Chemicals - 1.17%
40,000	American Pacific Corp. *	316,000

State Commercial Banks - 0.33%
2,776	Penns Wood Bancorp, Inc.	88,860

Steel - 1.04%
11,500	Cleco Corp.	280,830

Sugar & Confectionery Products - 1.54%
29,700	Imperial Sugar Co.	414,018

Surgical & Medical Instruments & Apparatus - 0.71%
14,494	Angiodynamics, Inc. *	187,697

Telephone & Telegraph Apparatus - 3.30%
14,500	Adtran, Inc.	329,585
88,000	Tellabs, Inc. *	557,920
		887,505
Wholesale-Apparel, Piece Goods & Notions - 1.57%
50,535	Delta Apparel, Inc. *	421,462

TOTAL FOR COMMON STOCKS (Cost $16,135,536) - 70.63%		$ 19,026,337

CLOSED-END MUTUAL FUNDS - 1.67%
2,200	Capital Southwest Corp. *	166,628
23,300	Central Fund of Canada Ltd. *	284,027

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $524,211) - 1.67%		$ 450,655

SHORT TERM INVESTMENTS - 29.48%
7,940,808	AIM Short Term Investments Company Prime Portfolio 0.12% ** (Cost $7,940,808)	7,940,808

TOTAL INVESTMENTS (Cost $24,600,555) - 101.78%		$ 27,417,800

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.78%)		(478,475)

NET ASSETS - 100.00%		$ 26,939,325

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2009.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Small Cap Value Fund
1. SECURITY TRANSACTIONS

At August 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $24,600,555 amounted to $2,817,212, which consisted of aggregate gross unrealized appreciation of $4,421,658 and aggregate gross unrealized depreciation of $1,604,447.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 26,967,145	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 26,967,145	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

	Queens Road Value Fund
	Schedule of Investments
	August 31, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 81.17%

Advertising - 0.12%
500	Omnicom Group, Inc.	$ 18,160

Aerospace & Defense - 1.46%
3,600	United Technologies Corp.	213,696

Alternative Carriers - 0.99%
5,166	Time Warner, Inc.	144,183

Apparel & Accessories - 1.66%
3,500	V.F. Corp.	243,460

Beverages - 1.31%
4,287	Brown Forman Corp. Class-B	191,715

Broadcasting & Cable TV - 4.88%
50,490	CBS Corp. Class-B	522,572
8,800	Dish Network Corp. Class-A *	143,528
1,296	Time Warner Cable, Inc. *	47,848
		713,948
Computer Hardware - 4.99%
20,000	Dell, Inc. *	316,600
3,500	International Business Machines Corp.	413,175
		729,775
Computer Storage & Peripherals - 3.95%
20,000	EMC Corp. *	318,000
4,600	Lexmark International Group *	86,664
12,500	Seagate Technology *	173,125
		577,789
Electric Utilites - 2.55%
10,900	Duke Energy Corp.	168,841
1,700	Progress Energy, Inc.	67,201
4,400	Southern Co.	137,280
		373,322
Environmental Services - 1.43%
7,000	Waste Connections, Inc. *	209,510

Financial Services - 0.92%
4,000	American Express Co.	135,280

Financials-Asset Management & Custody Banks - 1.21%
3,900	T. Rowe Price Associates, Inc.	176,670

Food & Kindred Products - 1.20%
6,400	Unilever PLC ADR *	175,296

Gold & Silver Ores - 2.55%
4,000	Ishares Comex Gold *	373,800

Health Care Distributors & Services - 1.55%
4,300	WellpointHealth Networks, Inc. *	227,255

Health Care Facilities - 1.37%
6,500	Community Health Systems *	200,005

Household Products - 1.17%
2,900	Clorox Co.	171,361

Housewares & Specialties - 1.74%
6,380	Fortune Brands, Inc.	253,988

Industrial Conglomerates - 2.19%
3,162	Covidien Ltd.	125,120
6,162	Tyco International, Inc.	195,274
		320,394
Industrial Instruments For Measurement, Display And Control - 0.48%
1,150	Danaher Corp.	69,817

Industrial Machinery - 1.10%
5,200	Ingersoll-Rand Co. Ltd.	160,628

Insurance Brokers - 0.88%
5,500	Marsh & Mclennan Companies, Inc.	129,470

Integrated Oil & Gas - 2.22%
4,700	Exxon Mobil Corp.	325,005

Integrated Telecommunication Services - 4.90%
11,100	AT&T, Inc.	289,155
6,000	CenturyTel, Inc.	193,380
27,333	Windstream Corp.	234,244
		716,779
Internet Software & Services - 4.27%
6,000	Intel Corp.	121,920
11,500	Microsoft Corp.	283,475
15,000	Yahoo, Inc. *	219,150
		624,545
Leisure Products - 0.52%
2,700	Hasbro, Inc.	76,653

Movies & Entertainment - 3.55%
44,500	News Corp. Class-A *	477,040
1,690	Viacom, Inc. Class-B *	42,318
		519,358
Multi-Sector Holdings - 3.19%
18,800	Leucadia National Corp. *	467,556

National Commercial Banks - 1.19%
4,000	JP Morgan Chase & Co.	173,840

Oil & Gas Exploration & Production - 0.70%
1,200	Apache Corp.	101,940

Personal Products - 0.09%
475	Alberto-Culver Co. Class-B	12,535

Pharmaceuticals - 9.15%
9,000	GlaxoSmithkline, PLC ADR	351,900
5,050	Johnson & Johnson	305,222
13,820	Merck & Co., Inc.	448,183
14,000	Pfizer, Inc.	233,800
		1,339,105
Property & Casualty Insurance - 3.90%
21,400	Progressive Corp. *	353,528
4,300	Travelers Companies, Inc.	216,806
		570,334
Publishing & Printing - 0.72%
3,300	John Wiley & Sons, Inc. Class-A	105,831

Reinsurance - 1.53%
4,100	Renaissance Re Holdings Ltd.	223,245

Restaurants - 1.62%
4,225	McDonalds Corp.	237,614

Services-General Medical & Surgical Hospitals - 1.29%
5,900	Thomson Reuters Corp.	188,151

Surgical & Medical Instruments & Apparatus - 0.30%
600	3M Co.	43,260

Systems Software - 1.44%
14,000	Symantec Corp. *	211,680

Trading Companies & Distributors - 0.41%
700	W.W. Grainger, Inc.	61,229

Wireless Telecommunication Services - 0.48%
1,586	America Movil S.A.B. de C.V. Series-L ADR	71,607

TOTAL FOR COMMON STOCKS (Cost $11,926,742) - 81.17%		$ 11,879,789

SHORT TERM INVESTMENTS - 18.73%
2,741,438	AIM Short Term Investment Company Prime Portfolio 0.12% ** (Cost $2,741,438)	2,741,438

TOTAL INVESTMENTS (Cost $14,668,180) - 99.90%		14,621,227

OTHER ASSETS LESS LIABILITIES - 0.10%		15,203

NET ASSETS - 100.00%		$ 14,636,430

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2009.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Queens Road Value Fund
1. SECURITY TRANSACTIONS

At August 31, 2009 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $14,668,180 amounted to $46,958, which consisted of aggregate gross unrealized appreciation of $1,384,298 and aggregate gross unrealized depreciation of $1,431,256.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of August 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 14,621,227	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 14,621,227	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date October 26, 2009

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date October 26, 2009

* Print the name and title of each signing officer under his or her signature.